Average Annual Total Returns - First Trust California Municipal High Income ETF	First Trust California Municipal High Income ETF 1 Year	First Trust California Municipal High Income ETF Since Inception	First Trust California Municipal High Income ETF Inception Date	First Trust California Municipal High Income ETF After tax on distributions 1 Year	First Trust California Municipal High Income ETF After tax on distributions Since Inception	First Trust California Municipal High Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust California Municipal High Income ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays 10 Year California Exempt Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 10 Year California Exempt Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.60%	4.95%	Jun. 20, 2017	2.69%	3.83%	2.11%	3.31%	5.53%	4.20%